Expense Example - EDGEWOOD GROWTH FUND	Feb. 02, 2026 USD ($)
Institutional | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,246
Retail Shares | RETAIL CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	774
Expense Example, with Redemption, 10 Years	1,700
Service Shares | Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	$ 1,532